Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	₩ 85,003,616	₩ 76,009,201	₩ 57,466,678
Non-current assets	37,693,677	34,849,084
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	28,623,582	27,806,262
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	139,636	155,556
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,199,461	1,175,593
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	4,768,410	4,198,982
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	323,543	313,356
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	2,639,045	1,199,335
External customers [member]
Disclosure of geographical areas [line items]
Revenue	253,412	(323,144)	(326,118)
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	141,108,702	123,039,762	89,748,804
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	84,750,204	76,332,345	57,792,796
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	54,519,647	49,732,699	36,806,651
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,651,584	2,200,855	1,788,839
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	7,430,619	7,146,695	7,238,063
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	12,614,612	11,425,513	7,897,041
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	2,413,054	2,083,309	1,308,943
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 5,120,688	₩ 3,743,274	₩ 2,753,259